                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                               Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Fund

 Schedule of Investments 3/31/17 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.4%

 Energy - 6.3%

 Oil & Gas Equipment & Services - 3.6%

 2,240,000

 Schlumberger, Ltd.

 $

 174,944,000

 Oil & Gas Exploration & Production - 2.7%

 1,361,000

 EOG Resources, Inc.

 $

 132,765,550

 Total Energy

 $

 307,709,550

 Materials - 2.0%

 Diversified Chemicals - 1.3%

 1,045,000

 The Dow Chemical Co.

 $

 66,399,300

 Specialty Chemicals - 0.7%

 260,000

 Ecolab, Inc.

 $

 32,588,400

 Total Materials

 $

 98,987,700

 Capital Goods - 2.9%

 Aerospace & Defense - 0.9%

 275,200

 Raytheon Co.

 $

 41,968,000

 Industrial Conglomerates - 2.0%

 784,000

 Honeywell International, Inc.

 $

 97,898,080

 Total Capital Goods

 $

 139,866,080

 Commercial Services & Supplies - 1.3%

 Environmental & Facilities Services - 1.3%

 852,000

 Waste Management, Inc.

 $

 62,127,840

 Total Commercial Services & Supplies

 $

 62,127,840

 Transportation - 5.6%

 Air Freight & Logistics - 2.2%

 546,500

 FedEx Corp.

 $

 106,649,475

 Railroads - 3.4%

 1,445,000

 Kansas City Southern

 $

 123,923,200

 375,000

 Union Pacific Corp.

 39,720,000

 $

 163,643,200

 Total Transportation

 $

 270,292,675

 Automobiles & Components - 1.1%

 Auto Parts & Equipment - 1.1%

 1,225,000

 BorgWarner, Inc.

 $

 51,192,750

 Total Automobiles & Components

 $

 51,192,750

 Consumer Services - 0.9%

 Restaurants - 0.9%

 765,500

 Starbucks Corp.

 $

 44,697,545

 Total Consumer Services

 $

 44,697,545

 Media - 3.7%

 Broadcasting - 1.8%

 1,116,000

 Scripps Networks Interactive, Inc.

 $

 87,460,920

 Cable & Satellite - 1.1%

 838,800

 DISH Network Corp.

 $

 53,255,412

 Movies & Entertainment - 0.8%

 364,000

 The Walt Disney Co.

 $

 41,273,960

 Total Media

 $

 181,990,292

 Retailing - 4.5%

 Apparel Retail - 1.2%

 736,500

 The TJX Companies, Inc.

 $

 58,242,420

 Home Improvement Retail - 2.4%

 813,813

 The Home Depot, Inc.

 $

 119,492,163

 Specialty Stores - 0.9%

 455,000

 Tiffany & Co.

 $

 43,361,500

 Total Retailing

 $

 221,096,083

 Food & Staples Retailing - 2.1%

 Drug Retail - 2.1%

 1,293,000

 CVS Health Corp.

 $

 101,500,500

 Total Food & Staples Retailing

 $

 101,500,500

 Food, Beverage & Tobacco - 5.9%

 Soft Drinks - 2.9%

 1,273,300

 PepsiCo., Inc.

 $

 142,431,338

 Packaged Foods & Meats - 3.0%

 759,000

 Campbell Soup Co.

 $

 43,445,160

 921,389

 The Hershey Co.

 100,661,748

 $

 144,106,908

 Total Food, Beverage & Tobacco

 $

 286,538,246

 Household & Personal Products - 1.2%

 Household Products - 1.2%

 416,000

 The Clorox Co.

 $

 56,089,280

 Total Household & Personal Products

 $

 56,089,280

 Health Care Equipment & Services - 6.2%

 Health Care Equipment - 2.6%

 1,541,094

 Medtronic Plc

 $

 124,150,533

 Health Care Supplies - 0.8%

 650,000

 Dentsply Sirona, Inc.

 $

 40,586,000

 Managed Health Care - 2.8%

 823,000

 UnitedHealth Group, Inc.

 $

 134,980,230

 Total Health Care Equipment & Services

 $

 299,716,763

 Pharmaceuticals, Biotechnology & Life Sciences - 7.6%

 Biotechnology - 3.1%

 885,000

 Celgene Corp. *

 $

 110,120,550

 313,000

 Incyte Corp. *

 41,838,710

 $

 151,959,260

 Pharmaceuticals - 4.5%

 809,000

 Eli Lilly & Co.

 $

 68,044,990

 3,108,500

 Pfizer, Inc.

 106,341,785

 792,800

 Zoetis, Inc.

 42,311,736

 $

 216,698,511

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 368,657,771

 Banks - 9.1%

 Diversified Banks - 7.6%

 2,745,000

 JPMorgan Chase & Co.

 $

 241,120,800

 2,520,500

 US Bancorp

 129,805,750

 $

 370,926,550

 Regional Banks - 1.5%

 586,700

 The PNC Financial Services Group, Inc.

 $

 70,544,808

 Total Banks

 $

 441,471,358

 Diversified Financials - 4.1%

 Asset Management & Custody Banks - 1.8%

 228,400

 BlackRock, Inc.

 $

 87,593,684

 Investment Banking & Brokerage - 2.3%

 481,300

 The Goldman Sachs Group, Inc.

 $

 110,564,236

 Total Diversified Financials

 $

 198,157,920

 Insurance - 3.2%

 Multi-line Insurance - 0.9%

 854,000

 The Hartford Financial Services Group, Inc.

 $

 41,051,780

 Property & Casualty Insurance - 2.3%

 834,900

 Chubb, Ltd.

 $

 113,755,125

 Total Insurance

 $

 154,806,905

 Software & Services - 14.3%

 Internet Software & Services - 7.4%

 290,400

 Alphabet, Inc. (Class A)

 $

 246,201,120

 1,045,000

 eBay, Inc. *

 35,080,650

 572,000

 Facebook, Inc. *

 81,252,600

 $

 362,534,370

 Data Processing & Outsourced Services - 1.5%

 812,300

 Visa, Inc.

 $

 72,189,101

 Systems Software - 5.4%

 209,500

 Check Point Software Technologies, Ltd. *

 $

 21,507,270

 2,695,319

 Microsoft Corp.

 177,513,709

 1,400,000

 Oracle Corp.

 62,454,000

 $

 261,474,979

 Total Software & Services

 $

 696,198,450

 Technology Hardware & Equipment - 6.0%

 Communications Equipment - 2.2%

 3,178,000

 Cisco Systems, Inc.

 $

 107,416,400

 Computer Storage & Peripherals - 3.8%

 1,293,000

 Apple, Inc.

 $

 185,752,380

 Total Technology Hardware & Equipment

 $

 293,168,780

 Semiconductors & Semiconductor Equipment - 5.1%

 Semiconductor Equipment - 1.2%

 472,000

 Lam Research Corp.

 $

 60,585,920

 Semiconductors - 3.9%

 1,268,000

 Analog Devices, Inc.

 $

 103,912,600

 2,331,500

 Intel Corp.

 84,097,205

 $

 188,009,805

 Total Semiconductors & Semiconductor Equipment

 $

 248,595,725

 Telecommunication Services - 3.3%

 Integrated Telecommunication Services - 3.3%

 3,840,000

 AT&T, Inc.

 $

 159,552,000

 Total Telecommunication Services

 $

 159,552,000

 Utilities - 3.0%

 Electric Utilities - 3.0%

 2,153,700

 American Electric Power Co., Inc.

 $

 144,577,881

 Total Utilities

 $

 144,577,881

 TOTAL COMMON STOCKS

 (Cost $3,636,297,590)

 $

 4,826,992,094

 Principal Amount ($)

 TEMPORARY CASH INVESTMENT - 0.2%

 Repurchase Agreement - 0.2%

 12,195,000

 $12,195,000 ScotiaBank, 0.81%, dated 3/31/17 plus accrued interest on 4/3/17 collateralized by the following:

 $8,275,750 Federal National Mortgage Association (ARM), 2.272%-3.487%, 5/1/38-10/1/46

 $4,163,990 Federal National Mortgage Association, 3.5-5.5%, 1/1/26-1/1/47

 $

 12,195,000

 TOTAL TEMPORARY CASH INVESTMENT

 (Cost $12,195,000)

 $

 12,195,000

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 (Cost $3,648,492,590) (a)

 $

 4,839,187,094

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 17,637,788

 TOTAL NET ASSETS - 100.0%

 $

 4,856,824,882

 *

 Non-income producing security.

 (a)

 At March 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $3,648,492,590 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

       1,198,103,803

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (7,409,299)

 Net unrealized appreciation

 $

       1,190,694,504

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
4,826,992,094

$
-

$
-

$
4,826,992,094

 Repurchase Agreement

-

12,195,000

-

12,195,000

 Total

$
4,826,992,094

$
-

$
-

$
4,826,992,094

 During the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 26, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 26, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 26, 2017 * Print the name and title of each signing officer under his or her signature.